Investment Objectives and Goals - Sapient Quality Select ETF	Jan. 11, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SAPIENT QUALITY SELECT ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sapient Quality Select ETF (the “Fund”) seeks to provide long-term total return.